Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.834%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,012,514.51

Principal:
Principal Collections	$25,092,854.75
Prepayments in Full	$12,807,008.40
Liquidation Proceeds	$626,427.74
Recoveries	$36,205.82
Sub Total	$38,562,496.71
Collections	$41,575,011.22

Purchase Amounts:
Purchase Amounts Related to Principal	$176,215.90
Purchase Amounts Related to Interest	$1,090.56
Sub Total	$177,306.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,752,317.68

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,752,317.68
Servicing Fee	$1,000,386.96	$1,000,386.96	$0.00	$0.00	$40,751,930.72
Interest - Class A-1 Notes	$35,454.44	$35,454.44	$0.00	$0.00	$40,716,476.28
Interest - Class A-2a Notes	$247,500.00	$247,500.00	$0.00	$0.00	$40,468,976.28
Interest - Class A-2b Notes	$137,341.03	$137,341.03	$0.00	$0.00	$40,331,635.25
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$39,908,251.92
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$39,755,643.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,755,643.92
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$39,694,732.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,694,732.67
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$39,647,759.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,647,759.67
Regular Principal Payment	$63,311,495.71	$39,647,759.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,752,317.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,647,759.67
Total					$39,647,759.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$39,647,759.67	$137.52	$35,454.44	$0.12	$39,683,214.11	$137.64
Class A-2a Notes	$0.00	$0.00	$247,500.00	$0.90	$247,500.00	$0.90
Class A-2b Notes	$0.00	$0.00	$137,341.03	$0.74	$137,341.03	$0.74
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$39,647,759.67	$30.11	$1,104,171.05	$0.84	$40,751,930.72	$30.95

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$63,311,495.71	0.2196028	$23,663,736.04	0.0820802
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$185,200,000.00	1.0000000	$185,200,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,091,841,495.71	0.8291438	$1,052,193,736.04	0.7990354

Pool Information
Weighted Average APR	2.995%	2.983%
Weighted Average Remaining Term	52.42	51.56
Number of Receivables Outstanding	51,369	50,508
Pool Balance	$1,200,464,352.58	$1,161,236,737.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,113,363,144.62	$1,077,241,041.02
Pool Factor	0.8452198	0.8176006

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$43,755,034.00
Yield Supplement Overcollateralization Amount	$83,995,696.87
Targeted Overcollateralization Amount	$120,649,239.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,043,001.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$525,107.90
(Recoveries)		8	$36,205.82
Net Loss for Current Collection Period			$488,902.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4887%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1676%
Second Prior Collection Period			0.2484%
Prior Collection Period			0.2041%
Current Collection Period			0.4968%
Four Month Average (Current and Prior Three Collection Periods)			0.2792%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		524	$1,217,057.32
(Cumulative Recoveries)			$47,356.26
Cumulative Net Loss for All Collection Periods			$1,169,701.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0824%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,322.63
Average Net Loss for Receivables that have experienced a Realized Loss			$2,232.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	369	$9,550,091.82
61-90 Days Delinquent	0.14%	54	$1,585,015.61
91-120 Days Delinquent	0.02%	9	$220,257.65
Over 120 Days Delinquent	0.01%	5	$78,523.98
Total Delinquent Receivables	0.98%	437	$11,433,889.06

Repossession Inventory:
Repossessed in the Current Collection Period		26	$620,857.08
Total Repossessed Inventory		39	$1,005,590.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0783%
Prior Collection Period			0.1071%
Current Collection Period			0.1346%
Three Month Average			0.1067%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1622%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer